SEGMENT REPORTING (Tables)	12 Months Ended
Jun. 30, 2015
Segment Reporting [Abstract]
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]
Summarized information by segments for the years ended June 30, 2013, 2014, and 2015 is as follows:

	Year ended June 30, 2013
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$211,713	82,344	36,132	18,866	349,055
Costs of revenue	131,444	46,826	30,362	16,754	225,386
Gross profit	$80,269	35,518	5,770	2,112	123,669

	Year ended June 30, 2014
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$224,366	178,134	108,846	9,986	521,332
Costs of revenue	143,645	104,055	93,459	4,549	345,709
Gross profit	$80,721	74,079	15,387	5,437	175,623

	Year ended June 30, 2015
	IA	Rail	M&E	Miscellaneous	Consolidated
Revenues from external customers	$213,252	193,274	110,030	14,823	531,379
Costs of revenue	119,520	97,503	93,452	6,503	316,977
Gross profit	$93,732	95,771	16,578	8,320	214,402

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
The majority of the Company’s revenues and long-lived assets other than goodwill and acquired intangible assets are derived from and located in the PRC. The following table sets forth the revenues by geographical area:

	Year ended June 30,
	2013	2014	2015
Revenues:
PRC	$285,978	$393,596	$410,644
Non-PRC (including Hong Kong)	63,077	127,736	120,735
	$349,055	$521,332	$531,379

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
The following table sets forth the long-lived assets other than goodwill and acquired intangible assets by geographical area:

	June 30,
	2014	2015
Long-lived assets other than goodwill and acquired intangible assets
PRC	$102,181	$95,779
Non-PRC (including Hong Kong)	12,059	13,068
	$114,240	$108,847